Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Interest Income
Interest and fee income on loans	$ 2,516	$ 1,944	$ 4,877	$ 3,722	$ 7,944	$ 8,209
Interest expense:
Interest related to secured borrowings	526	518	1,043	1,075	1,973	2,973
Interest related to unsecured borrowings	723	801	1,455	1,611	3,147	3,153
Interest expense	1,249	1,319	2,498	2,686	5,120	6,126
Net interest income	1,267	625	2,379	1,036	2,824	2,083
Less: Loan loss provision	134	45	208	259	588	1,805
Net interest income after loan loss provision	1,133	580	2,171	777	2,236	278
Non-Interest Income
Gain on sale of foreclosed assets	101	13	101	101	166	160
Gain on foreclosure of assets					67	52
Gain on extinguishment of debt				10	371	361
Impairment gains on foreclosed assets						91
Total non-interest income	101	13	101	111	604	664
Income	1,234	593	2,272	888	2,840	942
Non-Interest Expense
Selling, general and administrative	713	438	1,410	975	1,873	2,185
Depreciation and amortization	12	13	24	29	53	85
Loss on sale of foreclosed assets		51		69	92	102
Loss on foreclosure					47	54
Impairment loss on foreclosed assets				10	10	445
Total non-interest expense	725	502	1,434	1,083	2,075	2,871
Net Income (Loss)	509	91	838	(195)	765	(1,929)
Earned distribution to preferred equity holders	204	135	399	250	701	525
Net income (loss) attributable to common equity holders	$ 305	$ (44)	$ 439	$ (445)	$ 64	$ (2,454)